T. ROWE PRICE RETIREMENT I 2040 FUND - I CLASS
February 29, 2020 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/19	Cost	Cost	Shares	2/29/20
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 85.7%
T. Rowe Price Funds:
Growth Stock Fund	843,127	163,454	80,278	14,112,152	998,152
Value Fund	804,938	205,860	79,025	27,213,577	920,635
Equity Index 500 Fund	366,436	100,636	64,011	5,390,016	424,356
Overseas Stock Fund	352,448	81,012	29,077	40,674,567	408,373
International Value Equity Fund	302,855	104,843	18,604	30,198,132	377,477
International Stock Fund	337,029	60,647	40,526	21,700,473	369,993
Emerging Markets Stock Fund	221,354	48,430	15,001	6,128,562	263,835
Mid-Cap Growth Fund	183,492	39,173	10,858	2,375,872	208,507
Mid-Cap Value Fund	160,287	44,387	10,271	7,523,846	188,397
New Horizons Fund(2)	122,140	29,571	6,509	2,432,358	147,109
Small-Cap Stock Fund(2)	112,273	26,912	6,664	2,723,341	129,985
Small-Cap Value Fund	102,098	26,946	6,927	2,735,585	115,688
Real Assets Fund	87,579	22,298	5,083	9,573,251	100,040
Total Equity Mutual Funds (Cost $4,612,107)					4,652,547

BOND MUTUAL FUNDS 14.2%
T. Rowe Price Funds:
New Income Fund	302,124	75,221	53,672	33,952,081	337,823
International Bond Fund (USD
Hedged)	97,738	27,366	9,138	11,739,119	118,800
U. S. Treasury Long-Term Fund	121,455	24,775	41,371	7,817,946	113,673
Dynamic Global Bond Fund	62,416	24,812	5,929	8,639,189	79,308
Emerging Markets Bond Fund	50,422	10,264	3,306	4,966,378	57,808
High Yield Fund	33,536	10,680	2,186	6,453,234	41,946
Floating Rate Fund	9,734	11,025	734	2,067,811	19,727
Total Bond Mutual Funds (Cost $734,225)					769,085

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2040 FUND - I CLASS

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/19	Cost	Cost	Shares	2/29/20
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.1%
T. Rowe Price Funds:
U. S. Treasury Money Fund, 1.32% (3)	7,347	119,357	119,535	7,168,826	7,169
Total Short-Term Investments (Cost $7,169)					7,169

Total Investments in Securities 100.0%
(Cost $5,353,501)					$5,428,801

Other Assets Less Liabilities (0.0)%					(176)

Net Assets 100.0%					$5,428,625

(1) Each underlying Price Fund is an affiliated company; the fund is invested in the
I Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2040 FUND - I CLASS

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2020. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$(213)	$(1,991)	$1,409
Emerging Markets Bond Fund	29	428	2,125
Emerging Markets Stock Fund	1,993	9,052	3,351
Equity Index 500 Fund	6,350	21,295	6,342
Floating Rate Fund	6	(298)	453
Growth Stock Fund	24,755	71,849	3,320
High Yield Fund	67	(84)	1,592
International Bond Fund (USD
Hedged)	1,734	2,834	1,541
International Stock Fund	2,110	12,843	9,598
International Value Equity Fund	666	(11,617)	11,044
Mid-Cap Growth Fund	12,049	(3,300)	700
Mid-Cap Value Fund	5,553	(6,006)	3,082
New Horizons Fund	16,193	1,907	—
New Income Fund	1,052	14,150	7,230
Overseas Stock Fund	1,366	3,990	9,230
Real Assets Fund	460	(4,754)	2,960
Small-Cap Stock Fund	8,076	(2,536)	—
Small-Cap Value Fund	5,130	(6,429)	877
U. S. Treasury Long-Term Fund	11,169	8,814	2,223
Value Fund	3,619	(11,138)	17,513
U. S. Treasury Money Fund	—	—	237
Totals	$102,164#	$99,009	$84,827+

# Capital gain distributions from mutual funds represented $71,271 of the net realized gain
(loss).
+ Investment income comprised $84,827 of income distributions from underlying Price
Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2040 FUND - I CLASS
UNAUDITED
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement I 2040 Fund - I Class (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 29, 2020, all of the investments in underlying Price
Funds were classified as Level 1, based on the inputs used to determine their fair values.